Taxation - Components of Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current tax expense	$ 339	$ 945
Deferred tax (benefit) expense	(80)	662
Total tax expense	$ 259	$ 1,607